UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2020

Date of reporting period: March 31, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

MESIROW FINANCIAL ENHANCED CORE PLUS FUND

MESIROW FINANCIAL HIGH YIELD FUND

MESIROW FINANCIAL SMALL CAP VALUE

SUSTAINABILITY FUND

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting your financial intermediary, or, if you are a direct investor, by calling 833-MESIROW (833-637-4769).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or you can contact your financial intermediary to inform it that you wish to continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling 833-MESIROW (833-637-4769). Your election to receive reports in paper will apply to all Funds held with your financial intermediary if you invest through a financial intermediary or all Mesirow Financial Investment Management, Inc. Funds if you invest directly with the Funds.

Investment Adviser:

Mesirow Financial Investment Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

TABLE OF CONTENTS

Schedules of Investments	1

The Funds file their complete schedule of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Funds’ Form N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 833-MESIROW (833-637-4769); and (ii) on the Commission’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 70.9%

	Face Amount	Value
Communication Services — 4.8%
AT&T Callable 11/15/2027 @ $100 4.100%, 02/15/2028	$72,000	$75,548
Comcast Callable 04/15/2048 @ $100 4.700%, 10/15/2048	90,000	116,595
Diamond Sports Group Callable 08/15/2022 @ $103 5.375%, 08/15/2026(A)	150,000	121,878
Scripps Escrow Callable 07/15/2022 @ $104 5.875%, 07/15/2027(A)	150,000	132,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Verizon Communications 4.862%, 08/21/2046	$42,000	$54,812
3.125%, 03/16/2022	140,000	144,140
ViacomCBS Callable 11/15/2027 @ $100 3.375%, 02/15/2028	60,000	55,817

		700,790

Consumer Discretionary — 5.1%
Amazon.com Callable 09/05/2024 @ $100 3.800%, 12/05/2024	155,000	171,780
Home Depot Callable 06/06/2048 @ $100 4.500%, 12/06/2048	180,000	223,709
IHO Verwaltungs GmbH Callable 09/15/2021 @ $102 4.750% cash/5.500% PIK, 09/15/2026 (A)	200,000	156,000
Lowe’s Callable 06/15/2025 @ $100 3.375%, 09/15/2025	150,000	149,868
Party City Holdings Callable 08/01/2021 @ $103 6.625%, 08/01/2026 (A)	150,000	15,000
TJX Callable 10/15/2049 @ $100 4.500%, 04/15/2050	30,000	32,048

		748,405

Consumer Staples — 6.4%
Anheuser-Busch Callable 11/01/2025 @ $100 3.650%, 02/01/2026	140,000	146,788
Kraft Heinz Foods Callable 05/15/2023 @ $100 4.000%, 06/15/2023	60,000	60,627
Callable 03/01/2026 @ $100 3.000%, 06/01/2026	60,000	58,295
Kroger Callable 11/01/2025 @ $100 3.500%, 02/01/2026	70,000	73,747

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Panther BF Aggregator 2 Callable 05/15/2022 @ $103 6.250%, 05/15/2026(A)	$150,000	$141,750
Performance Food Group Callable 10/15/2022 @ $103 5.500%, 10/15/2027 (A)	150,000	139,125
Philip Morris International Callable 07/17/2022 @ $100 2.375%, 08/17/2022	90,000	90,763
Procter & Gamble 3.000%, 03/25/2030	20,000	22,214
Spectrum Brands Callable 10/01/2024 @ $103 5.000%, 10/01/2029 (A)	150,000	127,500
Walmart Callable 12/29/2047 @ $100 4.050%, 06/29/2048	72,000	89,833

		950,642

Energy — 5.9%
Archrock Partners Callable 04/01/2022 @ $105 6.875%, 04/01/2027 (A)	150,000	106,515
BP Capital Markets America Callable 08/19/2022 @ $100 2.520%, 09/19/2022	120,000	118,412
ConocoPhillips 6.500%, 02/01/2039	45,000	56,219
ConocoPhillips Callable 05/15/2044 @ $100 4.300%, 11/15/2044	30,000	28,075
Enbridge Energy Partners Callable 07/15/2025 @ $100 5.875%, 10/15/2025	95,000	93,621
Energy Transfer Operating Callable 11/01/2023 @ $100 7.600%, 02/01/2024	70,000	68,254
Callable 01/15/2027 @ $100 4.200%, 04/15/2027	50,000	40,297
Enterprise Products Operating Callable 07/16/2028 @ $100 4.150%, 10/16/2028	85,000	84,710

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Enterprise Products Operating 4.050%, 02/15/2022	$50,000	$49,400
Kinder Morgan Energy Partners 7.300%, 08/15/2033	60,000	68,443
Kinder Morgan MTN 7.800%, 08/01/2031	50,000	56,856
Transcanada Trust Callable 09/15/2029 @ $100 5.500%, VAR ICE LIBOR USD 3 Month+4.154%, 09/15/2079	135,000	103,275

		874,077

Financials — 23.5%
Allstate Callable 08/15/2023 @ $100 5.750%, VAR ICE LIBOR USD 3 Month+2.938%, 08/15/2053	130,000	115,700
Aon Callable 09/15/2025 @ $100 3.875%, 12/15/2025	150,000	156,357
Callable 02/02/2029 @ $100 3.750%, 05/02/2029	100,000	105,381
Bank of America 8.050%, 06/15/2027	115,000	138,361
Bank of America MTN Callable 10/21/2021 @ $100 2.503%, 10/21/2022	100,000	100,256
Bank of New York Mellon Callable 09/20/2026 @ $100 4.625%, VAR ICE LIBOR USD 3 Month+3.131% (B)	140,000	126,350
Berkshire Hathaway Finance Callable 07/15/2048 @ $100 4.250%, 01/15/2049	95,000	116,825
BlackRock 3.200%, 03/15/2027	170,000	174,812
Capital One Financial Callable 12/31/2027 @ $100 3.800%, 01/31/2028	120,000	117,553
Citigroup 3.700%, 01/12/2026	100,000	103,260
Goldman Sachs Capital I 6.345%, 02/15/2034	110,000	130,876

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Goldman Sachs Group Callable 06/27/2020 @ $100 2.600%, 12/27/2020	$140,000	$140,000
Jefferies Financial Group Callable 01/18/2023 @ $100 5.500%, 10/18/2023	160,000	161,911
JPMorgan Chase Callable 08/01/2024 @ $100 5.000%, VAR United States Secured Overnight Financing Rate+3.380% (B)	140,000	131,493
JPMorgan Chase 3.250%, 09/23/2022	100,000	103,131
Lloyds Banking Group 3.750%, 01/11/2027	200,000	201,906
MetLife Callable 08/13/2025 @ $100 3.600%, 11/13/2025	150,000	155,839
MetLife Capital Trust IV Callable 12/15/2032 @ $100 7.875%, 12/15/2037 (A)	110,000	127,600
Morgan Stanley Callable 07/15/2020 @ $100 5.550%, VAR ICE LIBOR USD 3 Month+3.810% (B)	140,000	121,800
Northern Trust Callable 10/01/2026 @ $100 4.600%, VAR ICE LIBOR USD 3 Month+3.202% (B)	135,000	114,075
PNC Financial Services Group Callable 11/01/2026 @ $100 5.000%, VAR ICE LIBOR USD 3 Month+3.300% (B)	135,000	127,575
Callable 04/19/2027 @ $100 3.150%, 05/19/2027	120,000	125,670
Prudential Financial MTN Callable 09/13/2050 @ $100 3.700%, 03/13/2051	90,000	82,045
Truist Financial Callable 09/01/2024 @ $100 4.800%, VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.003% (B)	140,000	120,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
US Bancorp Callable 04/15/2027 @ $100 5.300%, VAR ICE LIBOR USD 3 Month+2.914% (B)	$135,000	$129,600
Callable 03/27/2026 @ $100 3.100%, 04/27/2026	100,000	101,117
Wells Fargo Capital X 5.950%, 12/15/2036	115,000	144,326

		3,474,219

Health Care — 7.2%
AbbVie Callable 11/14/2044 @ $100 4.700%, 05/14/2045	50,000	56,160
Callable 09/06/2022 @ $100 3.200%, 11/06/2022	80,000	81,620
Allergan Funding SCS Callable 09/15/2034 @ $100 4.550%, 03/15/2035	55,000	60,493
AstraZeneca Callable 03/12/2027 @ $100 3.125%, 06/12/2027	140,000	140,096
CVS Health Callable 01/20/2045 @ $100 5.125%, 07/20/2045	110,000	126,567
Callable 02/09/2023 @ $100 3.700%, 03/09/2023	125,000	129,834
Callable 05/01/2021 @ $100 2.125%, 06/01/2021	50,000	50,053
Merck Callable 11/10/2024 @ $100 2.750%, 02/10/2025	180,000	187,370
Pfizer 4.125%, 12/15/2046	60,000	73,993
Zimmer Biomet Holdings Callable 01/01/2025 @ $100 3.550%, 04/01/2025	160,000	161,464

		1,067,650

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — 7.8%
BNSF Funding Trust I Callable 01/15/2026 @ $100 6.613%, VAR ICE LIBOR USD 3 Month+2.350%, 12/15/2055	$130,000	$127,400
Boeing Callable 12/01/2028 @ $100 3.200%, 03/01/2029	145,000	133,585
Burlington Northern Santa Fe Callable 06/15/2021 @ $100 3.450%, 09/15/2021	101,000	102,627
Cascades Callable 01/15/2023 @ $103 5.375%, 01/15/2028 (A)	100,000	95,500
General Dynamics Callable 03/15/2025 @ $100 3.500%, 05/15/2025	120,000	127,853
General Electric MTN 5.875%, 01/14/2038	120,000	138,259
H&E Equipment Services Callable 09/01/2020 @ $104 5.625%, 09/01/2025	150,000	139,125
L3Harris Technologies Callable 03/15/2028 @ $100 4.400%, 06/15/2028	120,000	127,739
United Technologies Callable 08/16/2028 @ $100 4.125%, 11/16/2028	70,000	76,843
Callable 07/16/2023 @ $100 3.650%, 08/16/2023	17,000	17,876
Xylem 4.875%, 10/01/2021	60,000	61,744

		1,148,551

Information Technology — 3.6%
Apple 2.400%, 05/03/2023	180,000	187,659
CommScope Callable 03/01/2022 @ $103 6.000%, 03/01/2026 (A)	150,000	149,775
NCR Callable 09/01/2024 @ $103 6.125%, 09/01/2029 (A)	150,000	140,085

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Oracle Callable 08/15/2021 @ $100 1.900%, 09/15/2021	$60,000	$60,177

		537,696

Materials — 3.2%
Consolidated Energy Finance Callable 06/15/2020 @ $105 6.875%, 06/15/2025 (A)	150,000	129,750
DuPont de Nemours Callable 05/15/2048 @ $100 5.419%, 11/15/2048	100,000	110,027
Mercer International Callable 01/15/2021 @ $104 7.375%, 01/15/2025	150,000	124,877
Vulcan Materials Callable 01/01/2025 @ $100 4.500%, 04/01/2025	101,000	106,126

		470,780

Real Estate — 1.2%
American Tower Callable 11/15/2025 @ $100 4.400%, 02/15/2026	55,000	57,653
Weyerhaeuser Callable 08/15/2029 @ $100 4.000%, 11/15/2029	120,000	121,413

		179,066

Utilities — 2.2%
Florida Power & Light Callable 06/01/2025 @ $100 3.125%, 12/01/2025	160,000	163,493
National Rural Utilities Cooperative Finance Callable 11/07/2027 @ $100 3.400%, 02/07/2028	160,000	164,142

		327,635

TOTAL CORPORATE OBLIGATIONS (Cost $11,354,577)		10,479,511

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

U.S. GOVERNMENT AGENCY MORTGAGE BACKED OBLIGATIONS — 12.0%

	Face Amount	Value
FNMA TBA
4.500%, 04/14/2033	$150,000	$161,408
4.000%, 04/01/2039	400,000	426,567
3.500%, 04/01/2041	550,000	581,252
3.000%, 04/25/2026 - 04/01/2043	575,000	602,467

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED OBLIGATIONS (Cost $1,753,211)		1,771,694

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bond 2.375%, 11/15/2049	180,000	224,255
U.S. Treasury Notes 4.375%, 11/15/2039	140,000	221,780
1.875%, 07/31/2026	400,000	433,687
1.750%, 07/31/2024	455,000	482,300
1.750%, 11/15/2029	155,000	170,282

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,412,202)		1,532,304

ASSET-BACKED SECURITY — 1.4%
Citibank Credit Card Issuance Trust, Ser 2018-A6, Cl A6 3.210%, 12/07/2024	200,000	209,129

TOTAL ASSET-BACKED SECURITY (Cost $211,783)		209,129

MUNICIPAL BOND — 0.8%
New York City, Transitional Finance Authority Future Tax Secured Revenue, RB Callable 08/01/2028 @ $100 3.900%, 08/01/2031	105,000	118,088

TOTAL MUNICIPAL BOND (Cost $115,158)		118,088

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

LOAN PARTICIPATIONS — 3.6%

	Face Amount	Value
Advisor Group Holdings, Inc., Initial Term B Loan, 1st Lien 5.989%, VAR LIBOR+5.000%, 07/31/2026	$149,625	$110,099
Ascend Learning LLC, Term Loan B 4.000%, VAR LIBOR+4.000%, 07/12/2024	149,235	132,259
MRO Holdings, Inc., Initial Term Loan, 1st Lien 6.450%, VAR LIBOR+5.000%, 06/04/2026	149,248	117,782
Terrier Media Buyer, Inc., Term B Loan, 1st Lien 5.700%, VAR LIBOR+4.250%, 12/17/2026	189,525	167,256

TOTAL LOAN PARTICIPATIONS
(Cost $635,565)		527,396

TOTAL INVESTMENTS — 99.0%
(Cost $15,482,496)		$14,638,122

A list of the open forward contracts held by the Fund at March 31, 2020, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/17/20	USD	90,000	CLP	75,168,297	$(1,999)
HSBC	06/17/20	USD	180,000	RON	774,274	(4,330)
HSBC	06/17/20	USD	210,000	SGD	291,089	(4,961)
HSBC	06/17/20	USD	280,000	KRW	334,665,800	(4,702)
HSBC	06/17/20	USD	288,937	AUD	440,000	(18,237)
HSBC	06/17/20	SGD	291,772	USD	210,000	4,479
HSBC	06/17/20	USD	360,000	CNH	2,504,354	(7,228)
HSBC	06/17/20	USD	380,000	BRL	1,747,954	(45,234)
HSBC	06/17/20	USD	409,590	NZD	650,000	(21,972)
HSBC	06/17/20	USD	410,000	PLN	1,564,629	(31,896)
HSBC	06/17/20	USD	430,000	HUF	127,710,131	(38,824)
HSBC	06/17/20	AUD	440,000	USD	287,288	16,588
HSBC	06/17/20	USD	470,000	NOK	4,448,830	(41,957)
HSBC	06/17/20	USD	500,000	RUB	36,712,694	(35,417)
HSBC	06/17/20	USD	520,000	TWD	15,404,474	(4,782)
HSBC	06/17/20	USD	550,000	THB	17,302,162	(22,592)
HSBC	06/17/20	USD	570,000	TRY	3,590,184	(38,928)
HSBC	06/17/20	USD	590,000	ZAR	9,535,225	(62,260)
HSBC	06/17/20	AUD	600,000	JPY	40,679,684	10,435
HSBC	06/17/20	NZD	650,000	USD	409,613	21,995
HSBC	06/17/20	GBP	680,000	USD	885,037	39,271

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
HSBC	06/17/20	USD	710,000	CAD	971,727	$(19,004)
HSBC	06/17/20	RON	767,643	USD	180,000	5,835
HSBC	06/17/20	USD	770,000	COP	2,905,553,789	(58,691)
HSBC	06/17/20	USD	879,267	GBP	680,000	(33,502)
HSBC	06/17/20	USD	910,000	SEK	8,580,827	(41,127)
HSBC	06/17/20	USD	930,000	INR	69,773,851	(22,878)
HSBC	06/17/20	CHF	949,419	USD	1,020,000	29,969
HSBC	06/17/20	CAD	964,687	USD	710,000	24,010
HSBC	06/17/20	USD	990,000	PHP	50,332,418	(15,428)
HSBC	06/17/20	USD	1,020,000	CHF	946,789	(32,712)
HSBC	06/17/20	USD	1,020,000	CZK	23,208,919	(85,206)
HSBC	06/17/20	USD	1,360,000	IDR	20,003,980,955	(148,879)
HSBC	06/17/20	USD	1,540,000	MXN	31,814,442	(214,069)
HSBC	06/17/20	PLN	1,560,274	USD	410,000	32,948
HSBC	06/17/20	USD	1,610,000	JPY	169,024,257	(32,883)
HSBC	06/17/20	BRL	1,788,247	USD	380,000	37,517
HSBC	06/17/20	EUR	1,880,000	USD	2,135,042	55,492
HSBC	06/17/20	USD	2,136,444	EUR	1,880,000	(56,894)
HSBC	06/17/20	CNH	2,512,401	USD	360,000	6,094
HSBC	06/17/20	TRY	3,585,078	USD	570,000	39,684
HSBC	06/17/20	NOK	4,476,754	USD	470,000	39,270
HSBC	06/17/20	SEK	8,577,023	USD	910,000	41,512
HSBC	06/17/20	ZAR	9,615,328	USD	590,000	57,827
HSBC	06/17/20	TWD	15,440,966	USD	520,000	3,561
HSBC	06/17/20	THB	17,328,797	USD	550,000	21,780
HSBC	06/17/20	CZK	23,083,184	USD	1,020,000	90,270
HSBC	06/17/20	MXN	32,185,999	USD	1,540,000	198,584
HSBC	06/17/20	RUB	36,522,917	USD	500,000	37,819
HSBC	06/17/20	JPY	40,824,396	AUD	600,000	(11,785)
HSBC	06/17/20	PHP	50,443,659	USD	990,000	13,274
HSBC	06/17/20	INR	69,881,748	USD	930,000	21,475
HSBC	06/17/20	CLP	75,488,059	USD	90,000	1,625
HSBC	06/17/20	HUF	127,091,564	USD	430,000	40,718
HSBC	06/17/20	JPY	167,670,991	USD	1,610,000	45,510
HSBC	06/17/20	KRW	331,967,400	USD	280,000	6,922
HSBC	06/17/20	COP	2,947,201,443	USD	770,000	48,496
HSBC	06/17/20	IDR	19,900,357,999	USD	1,360,000	155,153

						$(10,264)

For the period ended March 31, 2020, the average forward currency contracts to deliver and to receive were $(127,710) and $341,639, respectively.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

Percentages are based on Net Assets of $14,783,888.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2020 was $1,582,478 and represents 10.7% of Net Assets.

(B)	Perpetual security with no stated maturity date.

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

CLP — Chilean Peso

CNH — Chinese Yuan Offshore

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro

FNMA — Federal National Mortgage Association

GBP — British Pound

HUF — Hungarian Forint

ICE — Intercontinental Exchange

IDR — Indonesian Rupiah

INR — Indian Rupee

JPY — Japanese Yen

KRW — Korean Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

MTN — Medium Term Note

MXN — Mexican Peso

NOK — Norway Krone

NZD — New Zealand Dollar

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zloty

RB — Revenue Bond

RON — Romanian Leu

RUB — Russian Ruble

SEK — Swedish Krona

Ser — Series

SGD — Singapore Dollar

TBA — To Be Announced

THB — Thailand Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND MARCH 31, 2020 (Unaudited)

USD — United States Dollar

VAR — Variable Rate

ZAR — South African Rand

As of March 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 84.2%

	Face Amount	Value
Communication Services — 7.9%
Diamond Sports Group Callable 08/15/2022 @ $103 6.625%, 08/15/2027(A)	$630,000	$421,312
Getty Images Callable 03/01/2022 @ $105 9.750%, 03/01/2027(A)	320,000	240,000
Meredith Callable 02/01/2021 @ $103 6.875%, 02/01/2026	600,000	526,380
Salem Media Group Callable 06/01/2020 @ $103 6.750%, 06/01/2024(A)	300,000	249,000
Scripps Escrow Callable 07/15/2022 @ $104 5.875%, 07/15/2027(A)	110,000	96,800
Terrier Media Buyer Callable 12/15/2022 @ $104 8.875%, 12/15/2027(A)	260,000	219,700
Townsquare Media Callable 05/01/2020 @ $102 6.500%, 04/01/2023(A)	265,000	254,400
Urban One Callable 05/01/2020 @ $100 7.375%, 04/15/2022(A)	510,000	461,729

		2,469,321

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Discretionary — 13.1%
Arrow Bidco Callable 03/15/2021 @ $105 9.500%, 03/15/2024(A)	$460,000	$207,000
Carriage Services Callable 06/01/2021 @ $105 6.625%, 06/01/2026(A)	550,000	540,375
Cooper-Standard Automotive Callable 11/15/2021 @ $103 5.625%, 11/15/2026(A)	705,000	514,650
Core & Main Holdings Callable 09/15/2020 @ $102 8.625% cash/9.375% PIK, 09/15/2024(A)	400,000	366,000
Delphi Technologies 5.000%, 10/01/2025(A)	150,000	119,625
IHO Verwaltungs GmbH Callable 09/15/2021 @ $102 4.750% cash/5.500% PIK, 09/15/2026(A)	570,000	444,600
LBC Tank Terminals Holding Netherlands BV Callable 05/01/2020 @ $102 6.875%, 05/15/2023(A)	400,000	375,000
Mattel Callable 05/01/2041 @ $100 5.450%, 11/01/2041	570,000	450,300
Panther BF Aggregator 2 Callable 05/15/2022 @ $104 8.500%, 05/15/2027(A)	420,000	366,408
Party City Holdings Callable 08/01/2021 @ $103 6.625%, 08/01/2026(A)	520,000	52,000
Staples Callable 04/15/2022 @ $105 10.750%, 04/15/2027(A)	290,000	222,517
Callable 04/15/2022 @ $104 7.500%, 04/15/2026(A)	210,000	185,588
Williams Scotsman International Callable 08/15/2020 @ $103 6.875%, 08/15/2023(A)	310,000	282,100

		4,126,163

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Consumer Staples — 8.9%
Algeco Global Finance Callable 04/14/2020 @ $104 8.000%, 02/15/2023(A)	$826,000	$631,890
Clearwater Seafoods Callable 05/01/2020 @ $105 6.875%, 05/01/2025(A)	315,000	268,541
Emeco Pty Callable 05/01/2020 @ $105 9.250%, 03/31/2022	397,000	381,120
Global A&T Electronics Callable 04/30/2020 @ $100 8.500%, 01/12/2023	500,000	405,175
HLF Financing Sarl Callable 08/15/2021 @ $104 7.250%, 08/15/2026(A)	400,000	340,000
Simmons Foods Callable 11/01/2020 @ $103 5.750%, 11/01/2024(A)	380,000	344,964
Tms International Holding Callable 08/15/2020 @ $104 7.250%, 08/15/2025(A)	482,000	433,800

		2,805,490

Energy — 12.8%
Archrock Partners Callable 04/01/2022 @ $105 6.875%, 04/01/2027(A)	534,000	379,193
Buckeye Partners Callable 12/01/2027 @ $100 4.500%, 03/01/2028(A)	110,000	90,200
Conuma Coal Resources Callable 05/01/2020 @ $105 10.000%, 05/01/2023(A)	460,000	340,400
CSI Compressco Callable 04/01/2021 @ $106 7.500%, 04/01/2025(A)	470,000	314,905
Ensign Drilling Callable 04/15/2021 @ $105 9.250%, 04/15/2024(A)	796,000	284,618
Global Partners Callable 08/01/2022 @ $104 7.000%, 08/01/2027	460,000	345,000

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Natural Resource Partners Callable 10/30/2021 @ $105 9.125%, 06/30/2025(A)	$720,000	$558,000
Summit Midstream Holdings Callable 05/01/2020 @ $104 5.750%, 04/15/2025	688,000	75,680
Callable 05/01/2020 @ $101 5.500%, 08/15/2022	40,000	7,200
SunCoke Energy Partners Callable 06/15/2020 @ $106 7.500%, 06/15/2025(A)	330,000	237,600
TransMontaigne Partners Callable 02/15/2021 @ $105 6.125%, 02/15/2026	629,000	503,200
USA Compression Partners Callable 04/01/2021 @ $105 6.875%, 04/01/2026	520,000	325,000
Callable 09/01/2022 @ $105 6.875%, 09/01/2027	270,000	167,400
Welltec Callable 05/01/2020 @ $107 9.500%, 12/01/2022(A)	410,000	385,400

		4,013,796

Financials — 6.5%
AG Merger Sub II Callable 08/01/2022 @ $108 10.750%, 08/01/2027(A)	180,000	156,600
Allied Universal Holdco Callable 07/15/2022 @ $103 6.625%, 07/15/2026(A)	610,000	599,325
CNG Holdings Callable 06/15/2021 @ $106 12.500%, 06/15/2024(A)	180,000	145,800
Donnelley Financial Solutions Callable 10/15/2021 @ $102 8.250%, 10/15/2024	400,000	376,000
AG Issuer Callable 03/01/2023 @ $103 6.250%, 03/01/2028(A)	320,000	268,800
VistaJet Malta Finance Callable 06/01/2022 @ $105 10.500%, 06/01/2024(A)	620,000	501,425

		2,047,950

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Industrials — 20.4%
Arconic Callable 02/15/2023 @ $103 6.125%, 02/15/2028(A)	$50,000	$51,125
Brand Industrial Services Callable 07/15/2020 @ $106 8.500%, 07/15/2025(A)	610,000	478,972
Cargo Aircraft Management Callable 02/01/2023 @ $102 4.750%, 02/01/2028(A)	200,000	185,500
Cimpress Callable 06/15/2021 @ $105 7.000%, 06/15/2026(A)	550,000	484,000
Cleaver-Brooks Callable 05/01/2020 @ $104 7.875%, 03/01/2023(A)	350,000	290,500
F-Brasile Callable 08/15/2022 @ $104 7.375%, 08/15/2026(A)	595,000	592,025
Gates Global Callable 01/15/2022 @ $103 6.250%, 01/15/2026(A)	360,000	318,600
Granite Holdings US Acquisition Callable 10/01/2022 @ $106 11.000%, 10/01/2027(A)	580,000	497,591
Griffon Callable 03/01/2023 @ $103 5.750%, 03/01/2028(A)	370,000	347,800
Grinding Media Callable 05/01/2020 @ $104 7.375%, 12/15/2023(A)	479,000	446,811
HC2 Holdings Callable 06/01/2020 @ $106 11.500%, 12/01/2021(A)	407,000	378,510
Hillman Group Callable 05/01/2020 @ $102 6.375%, 07/15/2022(A)	200,000	155,250
JPW Industries Holding Callable 10/01/2020 @ $107 9.000%, 10/01/2024(A)	390,000	303,712
Matthews International Callable 12/01/2020 @ $104 5.250%, 12/01/2025(A)	127,000	112,398

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Park-Ohio Industries Callable 04/15/2022 @ $103 6.625%, 04/15/2027	$448,000	$354,106
Quad 7.000%, 05/01/2022	394,000	325,050
Titan International Callable 05/01/2020 @ $105 6.500%, 11/30/2023	613,000	275,850
TransDigm Callable 06/15/2021 @ $103 6.375%, 06/15/2026	340,000	325,550
Triumph Group Callable 08/15/2020 @ $106 7.750%, 08/15/2025	660,000	478,500

		6,401,850

Information Technology — 0.9%
Exela Intermediate Callable 07/15/2020 @ $105 10.000%, 07/15/2023(A)	410,000	107,625
Granite Merger Sub 2 Callable 07/15/2022 @ $108 11.000%, 07/15/2027(A)	170,000	167,450

		275,075

Materials — 12.7%
Clearwater Paper 5.375%, 02/01/2025(A)	330,000	300,300
Consolidated Energy Finance Callable 06/15/2020 @ $105 6.875%, 06/15/2025(A)	380,000	328,700
Callable 05/15/2021 @ $105 6.500%, 05/15/2026(A)	120,000	100,800
Cornerstone Chemical Callable 08/15/2020 @ $103 6.750%, 08/15/2024(A)	470,000	388,925
Innophos Holdings Callable 02/15/2023 @ $105 9.375%, 02/15/2028(A)	260,000	252,200
Koppers Callable 05/01/2020 @ $105 6.000%, 02/15/2025(A)	613,000	490,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2020 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
Neon Holdings Callable 04/01/2022 @ $105 10.125%, 04/01/2026(A)	$194,000	$173,778
OCI Callable 05/04/2020 @ $103 6.625%, 04/15/2023(A)	325,000	295,750
Callable 11/01/2021 @ $103 5.250%, 11/01/2024(A)	250,000	215,000
Rain CII Carbon Callable 05/01/2020 @ $105 7.250%, 04/01/2025(A)	620,000	520,800
Schweitzer-Mauduit International Callable 10/01/2021 @ $105 6.875%, 10/01/2026(A)	590,000	587,050
Venator Finance Sarl Callable 07/15/2020 @ $104 5.750%, 07/15/2025(A)	450,000	351,000

		4,004,703

Real Estate — 1.0%
CoreCivic Callable 07/15/2027 @ $100 4.750%, 10/15/2027	410,000	307,500

TOTAL CORPORATE OBLIGATIONS (Cost $32,630,999)		26,451,848

LOAN PARTICIPATIONS — 12.1%
24 Hour Fitness Worldwide, Inc., Term Loan, 1st Lien 4.950%, VAR LIBOR+3.500%, 05/30/2025	638,376	131,933
Alchemy US Holdco 1, LLC, Initial Term Loan, 1st Lien 6.112%, VAR LIBOR+5.500%, 10/10/2025	616,026	535,942
ASP Unifrax Holdings, Inc., Term Loan, 2nd Lien 9.273%, VAR LIBOR+8.500%, 12/14/2026	350,000	227,500
BW Gas & Convenience Holdings, LLC, Initial Term Loan, 1st Lien 7.180%, VAR LIBOR+6.250%, 11/18/2024	286,375	233,396
Calceus Acquisition, Inc., Initial Term Loan, 1st Lien 6.647%, VAR LIBOR+5.500%, 02/12/2025	292,500	242,775

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND MARCH 31, 2020 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
ConvergeOne Holdings, Corp., Initial Term Loan, 2nd Lien 9.950%, VAR LIBOR+8.500%, 01/04/2027	$140,000	$98,000
Forming Machining Industries Holdings, LLC, Initial Term Loan, 2nd Lien 9.322%, VAR LIBOR+8.250%, 10/09/2026	500,000	375,000
MRO Holdings, Inc., Initial Term Loan, 1st Lien 6.450%, VAR LIBOR+5.000%, 06/04/2026	297,750	234,976
NA Rail Hold Co. LLC, Initial Term Loan, 1st Lien 7.077%, VAR LIBOR+5.250%, 10/19/2026	370,000	314,500
One Sky Flight, LLC, Term Loan, 1st Lien 8.500%, VAR LIBOR+7.500%, 12/27/2024(B)	602,375	502,983
Party City Holdings, Inc., Term Loan 4.100%, VAR LIBOR+2.500%, 08/19/2022	321,726	155,709
PowerTeam Services, Initial Term Loan, 1st Lien 4.700%, VAR LIBOR+3.250%, 03/06/2025	210,000	173,949
PSS Industrial Group, 1st Lien 7.500%, VAR LIBOR+6.000%, 04/10/2025	581,022	557,781

TOTAL LOAN PARTICIPATIONS (Cost $4,788,435)		3,784,444

TOTAL INVESTMENTS — 96.3% (Cost $37,419,434)		$30,236,292

Percentages are based on Net Assets of $31,405,413.

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of March 31, 2020 was $20,822,836 and represents 66.3% of Net Assets.

(B)	Unfunded Bank Loan. Interest rate may not be available.

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

PIK — Payment-in-Kind

VAR — Variable Rate

As of March 31, 2020, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE SUSTAINABILITY FUND MARCH 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.3%

	Shares	Value
Communication Services — 0.9%
Nexstar Media Group, Cl A	1,130	$65,235

Consumer Discretionary — 7.7%
Aaron’s	1,865	42,485
Asbury Automotive Group *	1,285	70,970
Callaway Golf	7,715	78,847
Deckers Outdoor *	720	96,480
Denny’s *	8,860	68,045
Helen of Troy *	660	95,060
Kontoor Brands	1,675	32,110
Wyndham Hotels & Resorts	1,405	44,271

		528,268

Consumer Staples — 2.6%
Casey’s General Stores	560	74,195
Darling Ingredients *	5,455	104,572

		178,767

Energy — 1.2%
Dril-Quip *	1,365	41,633
Helmerich & Payne	2,385	37,325

		78,958

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE SUSTAINABILITY FUND MARCH 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Financials — 16.1%
Argo Group International Holdings	2,395	$88,759
BancorpSouth Bank	3,415	64,612
Banner	2,730	90,199
CenterState Bank	5,770	99,417
Community Bank System	1,160	68,208
Enterprise Financial Services	3,185	88,893
HomeStreet	4,135	91,921
Kemper	1,035	76,973
PennyMac Financial Services	3,460	76,500
Radian Group	5,820	75,369
Seacoast Banking Corp of Florida *	5,640	103,269
Selective Insurance Group	1,410	70,077
Sterling Bancorp	6,135	64,111
Wintrust Financial	1,455	47,811

		1,106,119

Health Care — 7.9%
Collegium Pharmaceutical *	4,725	77,159
Integra LifeSciences Holdings *	2,055	91,797
Pacira BioSciences *	2,350	78,796
Premier, Cl A *	3,342	109,350
Syneos Health, Cl A *	1,205	47,501
United Therapeutics *	785	74,438
Vocera Communications *	2,830	60,109

		539,150

Industrials — 20.1%
Astec Industries	2,365	82,704
Brink’s	1,139	59,285
Clean Harbors *	2,005	102,937
Curtiss-Wright	725	66,997
Gibraltar Industries *	2,285	98,072
Hub Group, Cl A *	2,685	122,087
ICF International	1,040	71,448
ITT	2,180	98,885
Proto Labs *	1,090	82,982
Regal Beloit	1,545	97,258
Rexnord	4,260	96,574
SPX *	2,205	71,971
SPX FLOW *	3,275	93,075
Stericycle *	1,940	94,245
Univar Solutions *	3,165	33,929

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE SUSTAINABILITY FUND MARCH 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Industrials — continued
Werner Enterprises	2,950	$106,967

		1,379,416

Information Technology — 16.8%
Bottomline Technologies DE *	2,605	95,473
Cabot Microelectronics	785	89,600
Cerence *	4,480	68,992
Cirrus Logic *	1,290	84,663
CSG Systems International	2,525	105,671
Diodes *	2,375	96,508
Itron *	1,545	86,257
J2 Global	1,090	81,587
Lattice Semiconductor *	5,895	105,049
Lumentum Holdings *	1,410	103,917
Novanta *	780	62,307
Perficient *	2,980	80,728
Viavi Solutions *	8,150	91,361

		1,152,113

Materials — 2.2%
Olin	3,705	43,237
PolyOne	2,880	54,634
Steel Dynamics	2,320	52,293

		150,164

Real Estate — 13.1%
Alexander & Baldwin ‡	7,975	89,479
Brandywine Realty Trust ‡	9,320	98,046
Columbia Property Trust ‡	5,065	63,313
DiamondRock Hospitality ‡	15,370	78,080
Four Corners Property Trust ‡	4,825	90,276
Healthcare Realty Trust ‡	4,365	121,914
Life Storage ‡	770	72,804
QTS Realty Trust, Cl A ‡	1,720	99,777
STAG Industrial ‡	4,730	106,520
Weingarten Realty Investors ‡	5,300	76,479

		896,688

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL SMALL CAP VALUE SUSTAINABILITY FUND MARCH 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Utilities — 5.7%
IDACORP	2,035	$178,652
Northwest Natural Holding	3,465	213,964

		392,616

TOTAL COMMON STOCK
(Cost $8,458,832)		6,467,494

EXCHANGE TRADED FUNDS — 0.5%
iShares Russell 2000 ETF	148	16,940
iShares Russell 2000 Value ETF	200	16,406

TOTAL EXCHANGE TRADED FUNDS
(Cost $50,607)		33,346

TOTAL INVESTMENTS — 94.8%
(Cost $8,509,439)		$6,500,840

Percentages are based on Net Assets of $6,859,537.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class

ETF — Exchange Traded Fund

As of March 31, 2020, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Enhanced Core Plus Fund	High Yield Fund	Small Cap Value Sustainability Fund
Assets:
Investments, at Value (Cost $15,482,496, $37,419,434 and $8,509,439, respectively)	$14,638,122	$30,236,292	$6,500,840
Cash	1,694,371	1,397,369	336,269
Unrealized Appreciation on Forward Foreign Currency Contracts	1,148,113	–	–
Interest and Dividend Receivable	137,335	752,522	6,847
Receivable for Investment Securities Sold	51,499	22,088	39,799
Deferred Offering Costs (See Note 2)	30,972	–	–
Receivable Due from Legal	27,517	–	3,406
Receivable Due from Investment Adviser	25,101	7,881	14,079
Receivable for Capital Shares Sold	–	5,000	–
Prepaid Expenses	5,014	27,410	27,550

Total Assets	17,758,044	32,448,562	6,928,790

Liabilities:
Payable for Investment Securities Purchased	1,785,797	953,477	37,604
Unrealized Depreciation on Forward Foreign Currency Contracts	1,158,377	–	–
Audit Fees Payable	12,267	13,798	12,298
Payable Due to Administrator	9,741	9,741	9,741
Transfer Agent Fees Payable	4,759	6,237	4,942
Chief Compliance Officer Fees Payable	2,233	6,679	1,998
Trustees Fees Payable	70	–	–
Distribution Fees Payable (Investor Shares)	7	88	–
Payable for Capital Shares Redeemed	–	33,807	–
Other Accrued Expenses	905	19,322	2,670

Total Liabilities	2,974,156	1,043,149	69,253

Net Assets	$14,783,888	$31,405,413	$6,859,537

Net Assets Consist of:
Paid-in Capital	$15,656,514	$38,378,726	$9,100,521
Total Distributable Earnings/(Loss)	(872,626)	(6,973,313)	(2,240,984)

Net Assets	$14,783,888	$31,405,413	$6,859,537

Institutional Shares
Net Assets	$14,764,912	$30,983,060	$6,859,456
Shares Issued and Outstanding (unlimited authorization — no par value)	1,562,678	3,780,167	920,028
Net Asset Value, Offering and Redemption Price Per Share	$9.45	$8.20	$7.46

Investor Shares
Net Assets	$18,976	$422,353	$81
Shares Issued and Outstanding (unlimited authorization — no par value)	2,009	51,557	11
Net Asset Value, Offering and Redemption Price Per Share	$9.45	$8.19	$7.46	*

*Net Assets divided by Shares do not calculate to the stated NAV because Net Assets are shown rounded.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL FOR THE PERIOD ENDED MARCH 31, 2020 (Unaudited)

STATEMENTS OF OPERATIONS

	Enhanced Core Plus Fund(1)	High Yield Fund	Small Cap Value Sustainability Fund
Investment Income:
Interest Income	$231,508	$1,274,520	$1,765
Dividend Income	–	–	75,308

Total Investment Income	231,508	1,274,520	77,073

Expenses:
Administration Fees (Note 4)	57,264	57,579	57,579
Investment Advisory Fees (Note 5)	26,905	87,560	36,437
Trustees’ Fees	3,626	7,698	2,596
Chief Compliance Officer Fees (Note 3)	3,044	4,200	1,332
Distribution Fees (Investor Shares)	12	309	–
Offering Costs	36,167	15,201	18,344
Legal Fees	28,145	17,101	9,247
Transfer Agent Fees (Note 4)	19,448	24,656	18,021
Audit Fees	12,267	13,799	12,298
Printing Fees	6,486	10,014	3,458
Registration Fees	1,496	7,749	5,021
Custodian Fees (Note 4)	1,343	965	2,795
Other Expenses	6,748	18,175	3,608

Total Expenses	202,951	265,006	170,736

Less:
Waiver of Investment Advisory Fees (Note 5)	(26,905)	(87,560)	(36,437)
Reimbursement from Investment Adviser	(136,773)	(57,728)	(86,680)
Fees Paid Indirectly (Note 4)	(24)	(39)	(35)

Net Expenses	39,249	119,679	47,584

Net Investment Income	192,259	1,154,841	29,489

Net Realized Gain/(Loss) on:
Investments	89,519	304,425	(227,592)
Forward Foreign Currency Contracts	(125,074)	–	–
Foreign Currency Transactions	(14,993)	–	–

Net Realized Gain/(Loss)	(50,548)	304,425	(227,592)

Net Change in Unrealized Depreciation on:
Investments	(844,374)	(7,143,423)	(2,386,438)
Forward Foreign Currency Contracts	(10,264)	–	–

Net Change in Unrealized Depreciation	(854,638)	(7,143,423)	(2,386,438)

Net Realized and Unrealized Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(905,186)	(6,838,998)	(2,614,030)

Net Decrease in Net Assets Resulting from Operations	$(712,927)	$(5,684,157)	$(2,584,541)

(1)	The Fund commenced operations on October 1, 2019.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended March 31, 2020(1) (Unaudited)
Operations:
Net Investment Income	$192,259
Net Realized Loss on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	(50,548)
Net Unrealized Depreciation on Investments and Forward Foreign Currency Contracts	(854,638)

Net Decrease in Net Assets Resulting from Operations	(712,927)

Distributions:
Institutional Shares	(159,563)
Investor Shares	(136)

Total Distributions	(159,699)

Capital Share Transactions:(2)
Institutional Shares:
Issued	15,631,975
Reinvestment of Dividends and Distributions	11,229
Redeemed	(6,890)

Increase from Institutional Shares Capital Share Transactions	15,636,314

Investor Shares:
Issued	25,213
Reinvestment of Dividends and Distributions	118
Redeemed	(5,131)

Increase from Investor Shares Capital Share Transactions	20,200

Net Increase in Net Assets from Capital Share Transactions	15,656,514

Total Increase in Net Assets	14,783,888

Net Assets:
Beginning of Period	—

End of Period	$14,783,888

(1)	The Fund commenced operations on October 1, 2019.
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)
Operations:
Net Investment Income	$1,154,841	$1,454,810
Net Realized Gain on Investments	304,425	497,206
Net Change in Unrealized Depreciation on Investments	(7,143,423)	(39,719)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,684,157)	1,912,297

Distributions:
Institutional Shares	(1,747,530)	(1,438,145)
Investor Shares	(14,506)	(1,272)

Total Distributions	(1,762,036)	(1,439,417)

Capital Share Transactions:(2)
Institutional Shares:
Issued	10,891,301	25,936,082
Reinvestment of Dividends and Distributions	536,932	622,931
Redeemed	(126,663)	(2,429)

Increase from Institutional Shares Capital Share Transactions	11,301,570	26,556,584

Investor Shares:
Issued	465,000	50,100
Reinvestment of Dividends and Distributions	14,506	1,272
Redeemed	(61)	(10,245)

Increase from Investor Shares Capital Share Transactions	479,445	41,127

Net Increase in Net Assets from Capital Share Transactions	11,781,015	26,597,711

Total Increase in Net Assets	4,334,822	27,070,591

Net Assets:
Beginning of Period	27,070,591	—

End of Period	$31,405,413	$27,070,591

(1)	The Fund commenced operations on December 3, 2018.
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)
Operations:
Net Investment Income	$29,489	$49,867
Net Realized Gain (Loss) on Investments	(227,592)	712,823
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,386,438)	377,839

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,584,541)	1,140,529

Distributions:
Institutional Shares	(792,953)	(4,010)
Investor Shares	(9)	—

Total Distributions	(792,962)	(4,010)

Capital Share Transactions:(2)
Institutional Shares:
Issued	154,155	10,883,385
Reinvestment of Dividends and Distributions	792,953	4,010
Redeemed	(687,764)	(2,046,327)

Increase from Institutional Shares Capital Share Transactions	259,344	8,841,068

Investor Shares:
Issued	—	100
Reinvestment of Dividends and Distributions	9	—

Increase from Investor Shares Capital Share Transactions	9	100

Net Increase in Net Assets from Capital Share Transactions	259,353	8,841,168

Total Increase (Decrease) in Net Assets	(3,118,150)	9,977,687

Net Assets:
Beginning of Period	9,977,687	—

End of Period	$6,859,537	$9,977,687

(1)	The Fund commenced operations on December 19, 2018.
(2)	For share transactions, see Note 6 in the Notes to Financial Statements.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Institutional Shares	Period Ended March 31, 2020* (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.13
Net Realized and Unrealized Loss	(0.58)

Total from Operations	(0.45)

Dividends and Distributions:
Net Investment Income	(0.10)
Net Realized Gains	—^

Total Dividends and Distributions	(0.10)

Net Asset Value, End of Period	$9.45

Total Return†	(4.46)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$14,765
Ratio of Expenses to Average Net Assets	0.54%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	2.79%**
Ratio of Net Investment Income to Average Net Assets	2.65%**
Portfolio Turnover Rate	60%***

*	The Fund commenced operations on October 1, 2019.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
(1)	Per share calculations were performed using average share for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL ENHANCED CORE PLUS FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Investor Shares	Period Ended March 31, 2020* (Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.12
Net Realized and Unrealized Loss	(0.58)

Total from Operations	(0.46)

Dividends and Distributions:
Net Investment Income	(0.09)
Net Realized Gains	—^

Total Dividends and Distributions	(0.09)

Net Asset Value, End of Period	$9.45

Total Return†	(4.56)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$19
Ratio of Expenses to Average Net Assets	0.78%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.06%**
Ratio of Net Investment Income to Average Net Assets	2.45%**
Portfolio Turnover Rate	60%***

*	The Fund commenced operations on October 1, 2019.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount represents less than $0.005 per share.
(1)	Per share calculations were performed using average share for the period.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Institutional Shares	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.18	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.36	0.57
Net Realized and Unrealized Gain (Loss)	(1.80)	0.17

Total from Operations	(1.44)	0.74

Dividends and Distributions:
Net Investment Income	(0.36)	(0.56)
Net Realized Gain	(0.18)	—

Total Dividends and Distributions	(0.54)	(0.56)

Net Asset Value, End of Period	$8.20	$10.18

Total Return†	(14.91)%	7.53%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$30,983	$27,030
Ratio of Expenses to Average Net Assets	0.75%**	0.75%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.67%**	2.08%**
Ratio of Net Investment Income to Average Net Assets	7.26%**	6.77%**
Portfolio Turnover Rate	52%***	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average share for the period.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Investor Shares	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$10.19	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.35	0.59
Net Realized and Unrealized Gain (Loss)	(1.82)	0.14

Total from Operations	(1.47)	0.73

Dividends and Distributions:
Net Investment Income	(0.35)	(0.54)
Net Realized Gain	(0.18)	—

Total Dividends and Distributions	(0.53)	(0.54)

Net Asset Value, End of Period	$8.19	$10.19

Total Return†	(15.20)%	7.51%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$422	$41
Ratio of Expenses to Average Net Assets	1.00%**	1.00%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	1.83%**	2.38%**
Ratio of Net Investment Income to Average Net Assets	7.11%**	6.94%**
Portfolio Turnover Rate	52%***	58%***

*	Commenced operations on December 3, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share calculations were performed using average share for the period.
Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Institutional Shares	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.03	0.04
Net Realized and Unrealized Gain (Loss)	(2.83)	1.10

Total from Operations	(2.80)	1.14

Dividends and Distributions:
Net Investment Income	(0.07)	—^
Net Realized Gain	(0.81)	—

Total Dividends and Distributions	(0.88)	—

Net Asset Value, End of Period	$7.46	$11.14

Total Return†	(27.72)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$6,859	$9,978
Ratio of Expenses to Average Net Assets	0.98%**	0.98%**
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.52%**	4.07%**
Ratio of Net Investment Income to Average Net Assets	0.61%**	0.62%**
Portfolio Turnover Rate	75%***	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount Represents less than $0.005 per share.
(1)	Per share calculations were performed using average share for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL
SMALL CAP VALUE SUSTAINABILITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share Outstanding Throughout Each Period

Investor Shares	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019*
Net Asset Value, Beginning of Period	$11.14	$10.00

Income (Loss) from Operations:
Net Investment Income(1)	0.08	0.13
Net Realized and Unrealized Gain (Loss)	(2.88)	1.01

Total from Operations	(2.80)	1.14

Dividends and Distributions:
Net Investment Income	(0.07)	—^
Net Realized Gain	(0.81)	—

Total Dividends and Distributions	(0.88)	—

Net Asset Value, End of Period	$7.46	$11.14

Total Return†	(27.72)%	11.45%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—	$—
Ratio of Expenses to Average Net Assets	0.00%**‡	0.00%**‡
Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	3.31%**	3.52%**
Ratio of Net Investment Income to Average Net Assets	1.55%**	1.48%**
Portfolio Turnover Rate	75%***	131%***

*	Commenced operations on December 19, 2018.
**	Annualized.
***	Not Annualized.
†

Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Amount Represents less than $0.005 per share.
‡

The ratio rounds to 0.00% due to the relative net asset value of Investor Shares. Prospectively, it is expected the ratio of net expenses to average net asset would approximate 1.23% (4.32% excluding waivers) and 1.23% (3.77% excluding waivers and fees paid indirectly), for the periods ended September 30, 2019 and March 31, 2020, respectively.

(1)	Per share calculations were performed using average share for the period.
Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 33 Funds. The financial statements herein are those of the Mesirow Financial Funds (the “Funds”). The investment objective of the Mesirow Financial Enhanced Core Plus Fund (the “ Enhanced Core Plus Fund”) is to seek to maximize total return through capital appreciation and current income consistent with preservation of capital. The investment objective of the Mesirow Financial High Yield Fund (the “High Yield Fund”) is to seek to provide a high level of current income consistent with the preservation of principal. The investment objective of the Mesirow Financial Small Cap Value Sustainability Fund (formerly, Small Cap Value Fund; the “Small Cap Value Sustainability Fund”) is to seek to provide long-term capital appreciation with less volatility than the U.S. small cap value market. Each of the funds is classified as a diversified investment company. Mesirow Financial Investment Management, Inc. serves as the Funds’ investment adviser (the “Adviser”). The Funds currently offer Institutional and Investor Class Shares. The Enhanced Core Plus Fund, High Yield Fund and the Small Cap Value Sustainability Fund commenced operations on October 1, 2019, December 3, 2018 and December 19, 2018, respectively. The financial statements of the remaining Funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with United States generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with “Fair Value Procedures” established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended March 31, 2020, there have been no significant changes to the Funds’ fair valuation methodology.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended March 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period ended March 31, 2020, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Funds is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Schedules of Investments for details regarding open forward foreign currency contracts as of March 31, 2020.

Expenses — Most expenses of the Trust can be directly attributed to a particular Fund. Expenses which cannot be directly attributed to a particular Fund are

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Dividends and Distributions to Shareholders — The Enhanced Core Plus Fund distributes its net investment income quarterly and makes distributions of its net realized capital gains, if any, at least annually. The High Yield Fund distributes its net investment income monthly and makes distributions of its net realized capital gains, if any, at least annually. The Small Cap Value Sustainability Fund distributes its net investment income, and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of March 31, 2020, the Enhanced Core Plus Fund has $30,972 remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the period ended March 31, 2020, the Enhanced Core Plus Fund, the High Yield Fund and the Small Cap Value Sustainability Fund paid $57,264, $57,579 and $57,579 for these services, respectively.

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The Funds have adopted the Distribution Plan (the “Plan”) for the Investor Shares. Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the Investor Shares as compensation for distribution and shareholder services. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

DST Systems, Inc., serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Funds may earn cash management credits which can be used to offset transfer agency expenses. For the period ended March 31, 2020, the Enhanced Core Plus Fund, the High Yield Fund and the Small Cap Value Sustainability Fund earned credits of $24, $39 and $35, respectively, which were used to offset transfer agent expenses. These amounts are labeled as “Fees Paid Indirectly” on the Statements of Operations.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Enhanced Core Plus Fund, the High Yield Fund and the Small Cap Value Sustainability Fund at a fee calculated at an annual rate of 0.37%, 0.55% and 0.75%, respectively of the Funds’ average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Fund’s total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, 12b-1 fees, shareholder servicing fees, acquired fund fees and expenses and non-routine expenses (collectively, “excluded expenses”)) for Institutional Shares and Investor Shares from exceeding certain levels as set forth below until January 31, 2021. This agreement may be terminated by: (i) the Board, for any reason at any time; or (ii) the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2021. In addition, the Advisor may receive from the Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the three-year period preceding the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment.

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Accordingly, the contractual expense limitations for each Fund are as follows:

	Institutional Shares	Investor Shares
Enhanced Core Plus Fund	0.54%	0.79%
High Yield Fund	0.75%	1.00%
Small Cap Value Sustainability Fund	0.98%	1.23%

At March 31, 2020, the amount the Adviser may seek as reimbursement of previously waived fees and reimbursed expenses is as follows:

	2022	2023	Total
Enhanced Core Plus Fund	$ —	$163,678	$163,678
High Yield Fund	103,280	326,982	430,262
Small Cap Value Sustainability Fund	76,705	293,439	370,144

6. Shares Transactions:

Enhanced Core Plus Fund	Period Ended March 31, 2020(1)
Institutional Shares
Issued	1,562,203
Reinvestment of Dividends and Distributions	1,186
Redeemed	(711)

Net Institutional Shares Capital Share Transactions	1,562,678

Investor Shares
Issued	2,510
Reinvestment of Dividends and Distributions	13
Redeemed	(514)

Net Investor Shares Capital Share Transactions	2,009

Net Increase in Shares Outstanding	1,564,687

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High Yield Fund	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(2)
Institutional Shares
Issued	1,084,130	2,592,166
Reinvestment of Dividends and Distributions	55,575	62,044
Redeemed	(13,510)	(238)

Net Institutional Shares Capital Share Transactions	1,126,195	2,653,972

Investor Shares
Issued	46,047	4,883
Reinvestment of Dividends and Distributions	1,515	125
Redeemed	(8)	(1,005)

Net Investor Shares Capital Share Transactions	47,554	4,003

Net Increase in Shares Outstanding	1,173,749	2,657,975

Small Cap Value Sustainability Fund	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(3)
Institutional Shares
Issued	15,124	1,080,405
Reinvestment of Dividends and Distributions	71,224	416
Redeemed	(62,225)	(184,916)

Net Institutional Shares Capital Share Transactions	24,123	895,905

Investor Shares
Issued	—	10
Reinvestment of Dividends and Distributions	1	—
Redeemed	—	—

Net Investor Shares Capital Share Transactions	1	10

Net Increase in Shares Outstanding	24,124	895,915

(1)	The Fund commenced operations on October 1, 2019.
(2)	The Fund commenced operations on December 3, 2018.
(3)	The Fund commenced operations on December 19, 2018.

Amount designated as “-“ are $0 or have been rounded to $0.

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7. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the period ended March 31, 2020, were as follows:

	Purchases	Sales
Enhanced Core Plus Fund	$12,247,491	$635,010

High Yield Fund	22,310,343	13,650,633

Small Cap Value Sustainability Fund	6,888,308	7,469,154

Additionally, the Enhanced Core Plus Fund had $10,748,302 and $7,666,008 in long-term U.S. government purchases and sales, respectively.

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. To the extent these differences are permanent, they are charged or credited to distributable earnings or paid-in-capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the period ended September 30, 2019 was as follows:

	Ordinary Income	Total
High Yield Fund
2019	$1,439,417	$1,439,417
Small Cap Value Sustainability Fund
2019	4,010	4,010

The Enhanced Core Plus Fund did not commence operations until October 1, 2019.

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As of September 30, 2019, the components of Distributable Earnings on a tax basis were as follows:

	High Yield Fund	Small Cap Value Sustainability Fund
Undistributed Ordinary Income	$512,598	$766,572
Unrealized Appreciation (Depreciation)	(39,719)	369,948
Other Temporary Differences	1	(1)

Total Net Distributable Earnings	$472,880	$1,136,519

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments (including foreign currency and derivatives, if applicable) held by the Funds at March 31, 2020, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
Enhanced Core Plus Fund	$15,482,496	$198,852	$(1,043,226)	$(844,374)
High Yield Fund	37,419,434	18,763	(7,201,905)	(7,183,142)
Small Cap Value Sustainability Fund	8,509,439	60,612	(2,069,211)	(2,008,599)

9. Concentration of Risks:

As with all management investment companies, a shareholder in each Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Funds’ net asset value (“NAV”) and ability to meet its investment objective.

Asset-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities. Securitization trusts generally do not have any assets or sources of funds other than receivables and related property they own, and asset-backed securities are generally not insured or guaranteed by the related sponsor or any other entity. Asset-backed securities may be more illiquid than more conventional types of fixed income securities that the Fund may acquire.

Bank Loans Risk (Enhanced Core Plus Fund and High Yield Fund) — Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding

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bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Below Investment Grade Securities (Junk Bonds) Risk (Enhanced Core Plus Fund and High Yield Fund) — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative. Because these securities typically offer a higher rate of return to compensate investors for these risks, they are sometimes referred to as “high yield bonds,” but there is no guarantee that an investment in these securities will result in a high rate of return.

Convertible Securities and Preferred Stocks Risk (Enhanced Core Plus Fund and High Yield Fund) — Convertible and preferred securities have many of the same characteristics as stocks, including many of the same risks. In addition, convertible securities may be more sensitive to changes in interest rates than stocks. Convertible securities may also have credit ratings below investment grade, meaning that they carry a higher risk of failure by the issuer to pay principal and/or interest when due.

Corporate Fixed Income Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Derivatives Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described below. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of OTC options and swaps is also subject to credit risk and valuation risk. Valuation risk is described below. Credit risk is described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative

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instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear.

Duration Risk (Enhanced Core Plus Fund and High Yield Fund) — The longer-term securities in which the Fund may invest tend to be more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Emerging Markets Risk (Enhanced Core Plus Fund and High Yield Fund) — Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market and countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Equity Market Risk (High Yield Fund and Small Cap Value Sustainability Fund) — The risk that stock prices will fall over short or extended periods of time.

Exchange-Traded Funds (ETFs) Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Extension Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Fixed Income Market Risk (Enhanced Core Plus Fund and High Yield Fund) — The prices of the Fund’s fixed income securities respond to economic developments,

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particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

Foreign Currency Risk (Enhanced Core Plus Fund and High Yield Fund) — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment Risk (Enhanced Core Plus Fund and High Yield Fund) — Investing in issuers located in foreign countries poses distinct risks because political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. More specifically, investing in foreign issuers includes risks of adverse changes in foreign economic, political, regulatory and other conditions, changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges), differing accounting, auditing, financial reporting and legal standards and practices, differing securities market structures, and higher transaction costs. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the U.S. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies. A Fund may also experience more rapid or extreme changes in value as compared to a fund that invests solely in securities of U.S. companies because the securities markets of many foreign countries are relatively small and consist of a limited number of companies representing a small number of industries. Investing in foreign issuers also poses the risk that the cost of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than the costs involved in domestic transactions. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund’s investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country.

Hybrid Preferred Securities Risk (Enhanced Core Plus Fund) — Hybrid preferred securities may be issued by corporations, generally in the form of interest-bearing instruments with preferred securities characteristics, or by an affiliated trust or partnership of the corporation, generally in the form of preferred interests in

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subordinated business trusts or similarly structured securities. Although hybrid preferred security holders generally have claims to assets in a corporate liquidation that are senior to those of traditional preferred securities, the claims of such holders are generally still subordinate to those of senior debt holders.

Interest Rate Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that a rise in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. A low interest rate environment may present greater interest rate risk because there may be a greater likelihood of rates increasing and rates may increase more rapidly.

Investment Style Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that the Fund’s investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Large Capitalization Risk (High Yield Fund) — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Leverage Risk (Enhanced Core Plus Fund and High Yield Fund) — The Fund’s use of borrowing, derivatives and when-issued, delayed delivery or forward commitment transactions may result in the Fund’s total investment exposure substantially exceeding the value of its portfolio securities and, in certain cases, the Fund’s investment returns depending substantially on the performance of securities that the Fund may not directly own. The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. In the case of borrowings, the Fund may experience losses if its borrowing costs exceed the investment returns on the securities purchased with the borrowed money. The Fund’s use of leverage may result in a heightened risk of investment loss.

Liquidity Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the bond market as a whole. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely

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affect the prices and liquidity of the securities and other instruments in which a Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

Master Limited Partnerships (MLPs) Risk (High Yield Fund) — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

Mid-Capitalization Companies Risk (High Yield Fund) — The risk that mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, mid-capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, mid-capitalization stocks may be more volatile than those of larger companies. Mid-capitalization stocks may be traded over-the-counter or listed on an exchange.

Money Market Instruments Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value while others seek to preserve the value of investments at a stable net asset value (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable net asset value per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

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Mortgage-Backed Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Mortgage-backed securities are affected significantly by the rate of prepayments and modifications of the mortgage loans backing those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-backed securities are particularly sensitive to prepayment risk, which is described below, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities; however, the timing and amount of prepayments cannot be accurately predicted. The timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-backed securities, even if the average rate of principal payments is consistent with the Fund’s expectation. Along with prepayment risk, mortgage-backed securities are significantly affected by interest rate risk, which is described above. In a low interest rate environment, mortgage loan prepayments would generally be expected to increase due to factors such as refinancing and loan modifications at lower interest rates. In contrast, if prevailing interest rates rise, prepayments of mortgage loans would generally be expected to decline and therefore extend the weighted average lives of mortgage-backed securities held or acquired by the Fund.

Municipal Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to meet their obligations. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations.

New Fund Risk (Enhanced Core Plus Fund) — Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Portfolio Turnover Risk (Small Cap Value Sustainability Fund) — The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a

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strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Prepayment Risk (Enhanced Core Plus Fund and High Yield Fund) — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Privately Issued Securities Risk (High Yield Fund) — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Sector Emphasis Risk (Small Cap Value Sustainability Fund) — The securities of companies in the same business sector, if comprising a significant portion of the Fund’s portfolio, may in some circumstances react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such securities comprised a lesser portion of the Fund’s portfolio or the Fund’s portfolio was diversified across a greater number of industry sectors.

Small Capitalization Companies Risk (High Yield Fund and Small Cap Value Sustainability Fund) — Small capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization stocks may be more volatile than those of larger companies. Small capitalization stocks may be traded over-the-counter or listed on an exchange.

Sustainability (ESG) Policy Risk (Small Cap Value Sustainability Fund) — The Fund’s ESG criteria exclude securities of certain issuers for non-financial reasons. Therefore, the Fund may forgo opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for ESG reasons when it might be otherwise disadvantageous for it to do so. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that incorporates ESG criteria. Companies meeting the Fund’s ESG criteria may be out of favor in particular market cycles and perform less well than the market as a whole. The Fund will vote proxies in a manner which is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. There are significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views. A company’s ESG performance or the Adviser’s assessment of a company’s ESG performance may change over time, which could cause the Fund to temporarily hold securities that do not comply with the Fund’s ESG criteria.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

Trust Preferred Securities Risk (Enhanced Core Plus Fund) — Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. The Adviser considers trust preferred securities to be debt securities. Trust preferred securities are subject to increased credit risk and market value volatility, as well as the risk that the Fund may have to liquidate other investments in order to satisfy the distribution requirements applicable to regulated investment companies if the trust preferred security or the subordinated debt is treated as an original issue discount obligation, and thereby causes the Fund to accrue interest income without receiving corresponding cash payments. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

U.S. Government Securities Risk (Enhanced Core Plus Fund and High Yield Fund) — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Valuation Risk (Enhanced Core Plus Fund, High Yield Fund and Small Cap Value Sustainability Fund) — The risk that a security may be difficult to value. The Fund may value certain securities at a price higher than the price at which they can be sold.

Value Style Risk (Small Cap Value Sustainability Fund) — Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues or cash flow. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations, is wrong, the Fund could suffer losses or produce poor performance relative to other funds.

Warrants and Rights Risk (High Yield Fund) — Warrants and rights may be more speculative than other types of investments. The price of a warrant or right may be more volatile than the price of its underlying security, and a warrant or right may offer greater potential for capital appreciation as well as capital loss. A warrant or right ceases to have value if it is not exercised prior to its expiration date.

When-Issued and Delayed Delivery Securities and Forward Commitments Risk (Enhanced Core Plus Fund and High Yield Fund) — When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

10. Other:

At March 31, 2020, the percentage of total shares outstanding held by shareholders of the Funds owning 10% or greater of the aggregate total shares outstanding was as follows:

	No. of Shareholders	% Ownership
Enhanced Core Plus Fund
Institutional Shares	1	90%
Investor Share	1	99%
High Yield Fund
Institutional Shares	1	85%
Investor Share	1	100%
Small Cap Value Sustainability Fund
Institutional Shares	2	85%
Investor Share	1	100%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. New Accounting Pronouncements:

In March 2017, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (the “ASU”) which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Funds have adopted the ASU and the implications of the ASU have been reflected within the Financial Statements, as applicable.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of March 31, 2020.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual Funds have operating expenses. As a shareholder of a mutual Fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual Funds’ gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual Funds’ average net assets; this percentage is known as the mutual Funds’ expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual Funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from October 1, 2019 to March 31, 2020.

The table on the next page illustrates your Funds’ costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Funds’ gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Funds’ costs with those of other mutual Funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual Funds to make this 5% calculation. You can assess your Funds’ comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual Funds.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

DISCLOSURE OF FUND EXPENSES (Unaudited) — concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Funds’ actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 10/01/19	Ending Account Value 3/31/20	Annualized Expense Ratios		Expenses Paid During Period*
Enhanced Core Plus Fund (1)
Actual Fund Return
Institutional Shares	$1,000.00	$1,000.00	0.54%		$2.70
Investor Shares	1,000.00	1,000.00	0.78%		3.90
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,022.30	0.54%		$2.73
Investor Shares	1,000.00	1,000.00	0.78%		3.90
High Yield Fund
Actual Fund Return
Institutional Shares	$1,000.00	$850.90	0.75%		$3.47
Investor Shares	1,000.00	848.00	1.00%		4.62
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,021.25	0.75%		$3.79
Investor Shares	1,000.00	1,020.00	1.00%		5.05
Small Cap Value Sustainability Fund
Actual Fund Return
Institutional Shares	$1,000.00	$722.80	0.98%		$4.22
Investor Shares	1,000.00	722.80	1.23	%(2)	4.22
Hypothetical 5% Return
Institutional Shares	$1,000.00	$1,020.10	0.98%		$4.95
Investor Shares	1,000.00	1,020.10	1.23	%(2)	4.95

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).
(1)	The Fund commenced operations on October 1, 2019.
(2)	The share class is expected to run at the expense limit of 1.23% when assets are contributed.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

Approval of Investment Advisory Agreement (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Board meetings were held on September 13, 2018 and June 27, 2019 to decide whether to approve the Agreement for an initial two-year term. In preparation for the meetings, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meetings, to help them decide whether to approve the Agreement for an initial two-year term.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fee to be paid to the Adviser and the Fund’s overall fees and operating expenses compared with a peer group of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Fund as well as the Fund’s proposed objective and strategy; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meetings to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the Board meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Fund.

The Trustees also considered other services to be provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fee to be paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fees to those paid by a peer group of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to enter into an expense limitation and fee waiver arrangement with the Fund.

Investment Performance, Profitability and Economies of Scale

Because the Fund was new and had not commenced operations, it did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Adviser as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Fund’s investment performance, the Adviser’s profitability, or the extent to which economies of scale would be realized

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

by the Adviser as the assets of the Fund grow, but will do so during future considerations of the Agreement.

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

THE ADVISORS’ INNER CIRCLE FUND III	MESIROW FINANCIAL MARCH 31, 2020

Review of Liquidity Risk Management Program (Unaudited)

Pursuant to Rule 22e-4 under the 1940 Act, the Funds’ investment adviser has adopted, and the Board has approved, a liquidity risk management program (the “Program”) to govern the Funds’ approach to managing liquidity risk. The Program is overseen by the Funds’ Liquidity Risk Management Program Administrator (the “Program Administrator”), and the Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Funds.

At a meeting of the Board held on March 18, 2020, the Trustees received a report from the Program Administrator addressing the operations of the Program and assessing its adequacy and effectiveness of implementation. The Board acknowledged that the report covered the period from (i) June 1, 2019 through December 31, 2019 with respect to the Mesirow Financial High Yield Fund and Mesirow Financial Small Cap Value Sustainability Fund, and (ii) October 1, 2019 (commencement of operations) through December 31, 2019 with respect to the Mesirow Financial Enhanced Core Plus Fund, and thus did not cover the period of then-current market volatility. The Board requested that the Program Administrator provide an update of the operation of the Program during the then-current market volatility at its next meeting. The Program Administrator’s report noted that the Program Administrator had determined that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since the Program was implemented for each Fund. The Program Administrator’s report further noted that the Board had approved a change to the membership of the committee serving as Program Administrator.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Funds may be subject.

Mesirow Financial Funds

P.O. Box 219009

Kansas City, MO 64121-9009

1-833-637-4769

Investment Adviser:

Mesirow Financial Investment Management, Inc.

353 N. Clark Street

Chicago, IL 60654

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

MES-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie President

Date: June 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie President

Date: June 8, 2020

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller, and CFO

Date: June 8, 2020

*	Print the name and title of each signing officer under his or her signature.